Convertible Promissory Notes, Net (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 28, 2026	Feb. 26, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 05, 2026
Convertible Promissory Notes, Net (Details) [Line Items]
Percentage of outstanding debenture, shares issued						150.00%		150.00%
Percentage of debenture						100.00%		100.00%
Amortization of debt discount				$ 75,362	$ 14,595	$ 236,787	$ 14,595	$ 309,869
Convertible promissory notes, net			$ 1,873,777	1,873,777		1,873,777		1,308,229
Debt discount			451,223	451,223		$ 451,223		$ 441,771
Percentage of estimated probability						90.00%		90.00%
Fair value of the derivative liabilities								$ 751,640
Proceeds from convertible promissory notes, net						$ 575,000	$ 500,000	1,750,000
Debt discount								$ 441,771
Warrant [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Percentage of outstanding debenture, shares issued						150.00%		150.00%
Warrant Subscription [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Percentage of debenture						100.00%		100.00%
First Debentures [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Aggregate principal amount								$ 1,750,000
Received notes	$ 275,000		100,000
Aggregate principal amounts								1,750,000
Debentures [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Aggregate principal amounts			$ 2,325,000	$ 2,325,000		$ 2,325,000		$ 1,750,000
Debentures [Member] | Subsequent Event [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Aggregate principal amounts										$ 200,000
Bridge notes [Member] | Subsequent Event [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Received notes		$ 200,000
Securities Purchase Agreements [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Received notes		$ 200,000
Minimum [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Effective interest rates percentage			73.86%	73.86%	74.84%	73.86%	74.84%
Minimum [Member] | Notes Payable [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Effective interest rates percentage								74.15%
Maximum [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Effective interest rates percentage			78.95%	78.95%	74.92%	78.95%	74.92%
Maximum [Member] | Notes Payable [Member]
Convertible Promissory Notes, Net (Details) [Line Items]
Effective interest rates percentage								76.57%